other operating income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
other operating income
Government assistance, including deferral account amortization	$ 6	$ 7	$ 12	$ 14
Investment income, gain on disposal of assets and other	7	7	26	13
Interest income			1
Total	$ 13	$ 14	$ 39	$ 27